Financial Instruments - Schedule of Changes in Assets, Level 3 Fair Value, Investments Held at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Balance at beginning of period	$ 479,146
Gain/(loss) on changes in fair value	(2,398)
Balance at end of period	390,873	$ 479,146
Sonde
Disclosure of financial assets [line items]
Balance at end of period	5,307
Vedanta
Disclosure of financial assets [line items]
Balance at beginning of period	14,153
Balance at end of period	11,163	14,153
Level 3 of fair value hierarchy
Disclosure of financial assets [line items]
Balance at beginning of period	29,472
Balance at end of period	206,183	29,472
Investments held at fair value
Disclosure of financial assets [line items]
Balance at beginning of period	317,841
Balance at end of period	191,426	317,841
Investments held at fair value | Level 3 of fair value hierarchy
Disclosure of financial assets [line items]
Balance at beginning of period	24,872	12,593
Gain/(loss) on changes in fair value	(10,361)	(9,299)
Balance at end of period	188,452	24,872
Equity method loss recorded against LTI	(5,307)
Balance as of December 31, 2024 after allocation of equity method loss to LTI	188,452
Financial assets, at fair value, before equity method investment	193,758
Investments held at fair value | Level 3 of fair value hierarchy | Gelesis
Disclosure of financial assets [line items]
Investment in Gelesis 2023 Warrants		1,121
Investments held at fair value | Level 3 of fair value hierarchy | Vedanta
Disclosure of financial assets [line items]
Deconsolidation of Seaport - new investment in Seaport preferred shares	$ 179,248	$ 20,456